Registration No. 333-17663
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                        POST-EFFECTIVE AMENDMENT NO. 9 TO


                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

       SEPARATE ACCOUNT FP
                of
     THE EQUITABLE LIFE ASSURANCE               Edward D. Miller, President
     SOCIETY OF THE UNITED STATES        The Equitable Life Assurance Society of
        (Exact Name of Trust)                       the United States
     THE EQUITABLE LIFE ASSURANCE             1290 Avenue of the Americas
      SOCIETY OF THE UNITED STATES              New York, New York 10104
       (Exact Name of Depositor)         (Name and Address of Agent for Service)
      1290 Avenue of the Americas
        New York, New York 10104
  (Address of Depositor's Principal
        Executive Offices)

                     ---------------------------------------

              Telephone Number, Including Area Code: (212) 554-1234

                    ----------------------------------------

                  Please send copies of all communications to:

      ROBIN M. WAGNER, ESQ.                       with a copy to:
   Vice President and Counsel                  Thomas C. Lauerman, Esq.
   The Equitable Life Assurance            Freedman, Levy, Kroll & Simonds
   Society of the United States       1050 Connecticut Avenue, N.W., Suite 825
   1290 Avenue of the Americas                 Washington, D.C. 20036
     New York, New York 10104

                    ----------------------------------------


      Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):



__X__ immediately upon filing pursuant to paragraph (b) of Rule 485

_____ on (May 1, 2000) pursuant to paragraph (b) of Rule 485


_____ 60 days after filing pursuant to paragraph (a) of Rule 485


_____ on ( date ) pursuant to paragraph (a) of Rule 485

                                      NOTE

This Post-Effective Amendment No. 9 ("PEA") to the Form S-6 Registration Statement No. 333-17663 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account FP is being filed for the purpose of including in the Registration Statement a Prospectus Supplement to the Incentive Life and Incentive Life Plus Prospectuses. This Supplement adds additional investment options to Separate Account FP. Other than as set forth herein, the PEA does not amend or delete any Incentive Life or Incentive Life Plus prospectus, any other Supplement thereto, or any other part of this Registration Statement.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES -- SUPPLEMENT DATED ______, 2000, TO PROSPECTUSES FOR:

ACCUMULATOR LIFE                            INCENTIVE LIFE PLUS(R)
INCENTIVE LIFE                              SURVIVORSHIP 2000
SURVIVORSHIP INCENTIVE LIFE                 SPECIAL OFFER POLICY
IL PROTECTOR                                INCENTIVE LIFE 2000
IL COLI                                     CHAMPION 2000
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This supplement modifies certain information in the above-referenced prospectuses, as supplemented to date (together, the "Prospectuses"), by adding information about five new variable investment options. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.

1. We anticipate making available the variable investment options described below on or about October 6, 2000, subject to regulatory approval.

     ------------------------------------------------------------------------------------
     VARIABLE         INVESTMENT       MANAGEMENT    12B-1     OTHER        TOTAL
     INVESTMENT       ADVISOR (1)      FEE           FEE       EXPENSES(2)  ANNUAL
     OPTION                                                                 EXPENSES (3)
     ------------------------------------------------------------------------------------
     EQ/Large Cap     The Equitable    1.00%         0.25%     0.05%        1.30%
     Growth           Life Assurance
                      Society of the
                      United States
     ------------------------------------------------------------------------------------
     EQ/Fidelity      Fidelity         0.70%         0.25%     0.05%        1.00%
     Mid Cap          Management &
                      Research
                      Company
     ------------------------------------------------------------------------------------
     EQ/AXP New       American         0.65%         0.25%     0.05%        0.95%
     Dimensions       Express
                      Financial
                      Corporation
     ------------------------------------------------------------------------------------
     EQ/AXP           American         0.70%         0.25%     0.05%        1.00%
     Strategy         Express
     Aggressive       Financial
                      Corporation
     ------------------------------------------------------------------------------------

(1) The investment results you achieve in any one of these variable investment options will depend on the investment performance of the corresponding Portfolio of the EQ Advisors Trust that shares the same name as that option. The advisor shown is the advisor who makes the investment decisions for the Portfolio.
(2) Initial seed capital will be invested for each of these Portfolios on or about September 1, 2000; therefore, the Other Expenses shown are estimated.
(3) Equitable Life, EQ Advisors Trust's manager, has entered into an Expense Limitation Agreement with respect to these Portfolios that will begin on or about September 1, 2000 and end on August 30, 2001. Under this agreement, Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above under Total Annual Expenses. Each of these Portfolios will commence operations on or about September 1, 2000 and we have estimated that their actual Total Annual Expenses will not exceed their respective Expense Limitations.

                                     Part II

                   REPRESENTATION REGARDING REASONABLENESS OF
                        AGGREGATE POLICY FEES AND CHARGES

Equitable Life represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable Life under the Policies. Equitable Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable Life to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.


                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement File No. 373-17663 on March 1, 1999.


The Incentive Life Prospectus (retail channel) dated May 1, 2000, consisting of 151 pages, previously filed with this Registration Statement File No. 333-17663 on May 1, 2000.

The Incentive Life Prospectus (core version--wholesale channel) dated May 1, 2000, consisting of 123 pages, previously filed with this Registration Statement File No. 333-17663 on May 1, 2000.

The Incentive Life Prospectus (Merrill Lynch/First Union version--wholesale channel) dated May 1, 2000, consisting of 135 pages, previously filed with this Registration Statement File No. 333-17663 on May 1, 2000.

The Incentive Life Plus Prospectus (retail channel) dated May 1, 2000, consisting of 153 pages, previously filed with this Registration Statement File No. 333-17663 on May 1, 2000.

Supplement (in-force; retail channel) dated May 1, 2000, relating to Incentive Life Plus Prospectuses, consisting of 113 pages, previously filed with this Registration Statement File No. 333-17663 on May 1, 2000.

Supplement (in-force; retail channel) dated May 1, 2000, relating to Incentive Life Prospectuses, consisting of 113 pages, previously filed with this Registration Statement File No. 333-17663 on May 1, 2000.

Supplement (in-force; wholesale channel) dated May 1, 2000, relating to Incentive Life and Incentive Life Plus Prospectuses, consisting of 85 pages, previously filed with this Registration Statement File No. 333-17663 on May 1, 2000.

Supplement (wholesale channel) dated May 1, 2000 to Incentive Life Plus Prospectus dated October 18, 1999, consisting of 85 pages, previously filed with this Registration Statement File No. 333-17663 on May 1, 2000.

Supplement (Incentive Life COLI--retail channel) dated May 1, 2000, consisting of 2 pages, previously filed with this Registration Statement File No. 333-17663 on May 1, 2000.

Supplement (Accounting Benefit Rider) dated May 1, 2000, consisting of 1 page, previously filed with this Registration Statement File No. 333-17663 on May 1, 2000.

Supplement (for use in New York; wholesale channel) dated May 1, 2000, to the Incentive Life Prospectus (retail channel) dated May 1, 2000, consisting of 2 pages, previously filed with this Registration Statement File No. 333-17663 on May 1, 2000.

Supplement (Incentive Life COLI--wholesale channel) dated May 1, 2000, consisting of 2 pages, previously filed with this Registration Statement File No. 333-17663 on May 1, 2000.

The Supplement consisting of 1 page.



Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

The signatures.

Written Consents of the following persons:

Robin M. Wagner, Vice President and Counsel of Equitable Life. (See exhibit 2(a)(vii)).



The following exhibits: Exhibits required by Article IX, paragraph A of Form N-8B-2:

        1-A(1)(a)(i)            Certified resolution re Authority to Market
                                Variable Life Insurance and Establish Separate
                                Accounts, previously filed with this
                                Registration Statement File No. 333-17663 on
                                December 11, 1996.

        1-A(2)                  Inapplicable.

        1-A(3)(a)               See Exhibit 1-A(8).

        1-A(3)(b)               Broker-Dealer and General Agent Sales Agreement, previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(3)(c)               See Exhibit 1-A(8)(i).

        1-A(4)                  Inapplicable.

+       1-A(5)(a)(i)            Flexible Premium Variable Life Insurance Policy
                                (94-300) (Incentive Life Plus) (Equitable Variable), previously filed with this Registration Statement File No. 333-17663
                                on December 11, 1996.

+       1-A(5)(a)(ii)           Flexible Premium Variable Life Insurance Policy
                                (94-300) (Incentive Life Plus) (Equitable), previously filed with this Registration
                                Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(a)(iii)          Flexible Premium Variable Life Insurance Policy
                                (95-300) (Corporate Incentive Life) (Equitable Variable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(a)(iv)           Flexible Premium Variable Life Insurance Policy
                                (95-300) (Corporate Incentive Life) (Equitable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(a)(v)            Flexible Premium Variable Life Insurance Policy
                                (85-300) (Equitable Variable), previously filed with this Registration Statement File
                                No. 333-17663 on December 11, 1996.

        1-A(5)(a)(vi)           Flexible Premium Variable Life Insurance Policy (99-300), previously filed with this
                                Registration Statement File No. 333-17663 on March 1, 1999.

        1-A(5)(b)               Name Change Endorsement (S.97-1), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(c)               Option to Purchase Additional Insurance Rider
                                (R94-204) (Equitable Variable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(d)               Option to Purchase Additional Insurance Rider
                                (R94-204) (Equitable), previously filed with
                                this Registration Statement File No. 333-17663
                                on December 11, 1996.

+       1-A(5)(e)               Substitution of Insured Rider (R94-212) (Equitable Variable),
                                previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(f)               Substitution of Insured Rider (R94-212) (Equitable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(g)               Renewable Term Insurance Rider on the Insured
                                (R94-215) (Equitable Variable), previously filed with this Registration Statement File
                                No. 333-17663 on December 11, 1996.

+       1-A(5)(h)               Renewable Term Insurance Rider on the Insured
                                (R94-215) (Equitable), previously filed with
                                this Registration Statement File No. 333-17663
                                on December 11, 1996.

+       1-A(5)(i)               Disability Rider - Waiver of Monthly Deductions
                                (R94-216) (Equitable Variable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(j)               Disability Rider - Waiver of Monthly Deductions
                                (R94-216) (Equitable), previously filed with this Registration
                                Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(k)               Disability Rider - Waiver of Premiums (R94-216A) (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(l)               Disability Rider - Waiver of Premiums (R94-216A) (Equitable), previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.


-----------------------
+State variations not included

        +                       1-A(5)(m) Yearly Renewable Term Insurance Rider on the Insured (R94-220) (Equitable
                                Variable), previously filed with this Registration Statement File No. 333-17663 on
                                December 11, 1996.

        +                       1-A(5)(n) Yearly Renewable Term Insurance Rider on the Insured (R94-220) (Equitable),
                                previously filed with this Registration Statement File No. 333-17663 on December 11,
                                1996.

        1-A(5)(o)               Accelerated Death Benefit Rider (R94-102) (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(p)               Accelerated Death Benefit Rider (R94-102) (Equitable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(q)               Designated Insured Option Rider (R91-107) (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(r)               Designated Insured Option Rider (R91-107) (Equitable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(s)               Accounting Benefit Rider (S.94-118) (Equitable Variable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(t)               Accounting Benefit Rider (S.94-118) (Equitable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(u)               Limitation on Amount of Insurance Rider (R85-406) (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(v)               Exchange Privilege Rider (R85-405) (for use with Policy 85-300) (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11,
                                1996.

        1-A(5)(w)               Disability Rider - Waiver of Monthly Deductions (R85-408) (for use with Policy 85-300)
                                (Equitable Variable), previously filed with this Registration Statement File No.
                                333-17663 on December 11, 1996.

        1-A(5)(x)               Pro Rata Surrender Charge Endorsement (S.87-289) (for use with Policy 85-300)
                                (Equitable Variable), previously filed with this Registration Statement File No.
                                333-17663 on December 11, 1996.

        1-A(5)(y)               Asset Allocation Endorsement (S.89-301) (for use with Policy 85-300) (Equitable
                                Variable), previously filed with this Registration Statement File No. 333-17663 on
                                December 11, 1996.

        1-A(5)(z)               Investment Options Rider and Guaranteed Interest Division Transfer Rider
                                (R.89-303)(for use with Policy No. 85-300) (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(z)(ii)           Face Amount Increase Endorsement (S.99-30), previously filed with this Registration
                                Statement File No. 333-17663 on March 1, 1999.

        1-A(5)(z)(iii)          Table of Guaranteed Payments Endorsement (S.99-33), previously filed with this
                                Registration Statement File No. 333-17663 on March 1, 1999.

        1-A(5)(z)(iv)           Form of Paid Up Death Benefit Guarantee Endorsement (S.99-32), previously filed with this Registration Statement File No. 333-17663 on March 1, 1999.

        1-A(5)(z)(v)            Form of Enhanced Death Benefit Guarantee Rider (R99-100), previously filed with this
                                Registration Statement File No. 333-17663 on March 1, 1999.

        1-A(6)(a)               Declaration and Charter of Equitable, as amended January 1, 1997, previously filed with this Registration Statement File No. 333-17663 on April 30, 1997.

        1-A(6)(b)               By-Laws of Equitable, as amended November 21, 1996, previously filed with this
                                Registration Statement File No. 333-17663 on April 30, 1997.

        1-A(7)                  Inapplicable.

-----------------------
+State variations not included


        1-A(8)                  Distribution and Servicing Agreement among EQ Financial Consultants, Inc. (now AXA
                                Advisors, LLC), Equitable and Equitable Variable dated as of May 1, 1994, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(8)(i)               Schedule of Commissions, previously filed with this Registration Statement File No.
                                333-17663 on December 11, 1996.

        1-A(9)(a)               Agreement and Plan of Merger of Equitable Variable with and into Equitable dated
                                September 19, 1996, previously filed with this Registration Statement File No.
                                333-17663 on December 11, 1996.

        1-A(9)(b)               Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable
                                Distributors, Inc. and EQ Financial Consultants, Inc. (now AXA Advisors, LLC) incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos.
                                333-17217 and 811-07953).

        1-A(10)(a)              Application EV4-200Y (Equitable Variable), previously filed with this Registration
                                Statement File No. 333-17663 on December 11, 1996.

        1-A(10)(b)              Application EV4-200Y (Equitable), previously filed with this Registration Statement
                                File No. 333-17663 on December 11, 1996.

        2(a)(i)                 Opinion and Consent of Mary P. Breen, Vice President and Associate General Counsel
                                of Equitable, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

        2(a)(ii)                Opinion and Consent of Mary P. Breen, Vice President and Associate General Counsel
                                of Equitable, previously filed with this Registration Statement File No. 333-17663 on April 30, 1997.

        2(a)(iii)               Opinion and Consent of William Schor, Vice President and Associate General Counsel of
                                Equitable, previously filed with this Registration Statement, File No. 333-17663, filed April 30, 1999.

        2(a)(iv)                Opinion and Consent of William Schor, Vice President and Associate General Counsel of
                                Equitable, previously filed with this Registration Statement, File No. 333-17663 on
                                July 26, 1999.

        2(a)(v)                 Opinion and Consent of William Schor, Vice President and Associate General Counsel of
                                Equitable, previously filed with this Registration Statement, File No. 333-17663 on
                                August 30, 1999.

        2(a)(vi)                Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable, previously filed with this Registration Statement File No. 333-17663 on May 1, 2000.

        2(a)(vii)               Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable.

        2(b)(i)                 Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable,
                                previously filed with this Registration Statement File No. 333-17663 on December 11,
                                1996.

        2(b)(ii)                Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable relating to
                                Exhibit 2(b)(i), previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

        2(b)(iii)               Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable,
                                previously filed with this Registration Statement File No. 333-17663 on December 11,
                                1996.

        2(b)(iv)                Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable,
                                previously filed with this Registration Statement File No. 333-17663 on April 30,
                                1997.

        2(b)(v)                 Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable,
                                previously filed with this Registration Statement File No. 333-17663 on May 1, 1998.

        2(b)(vi)                Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable,
                                previously filed with this Registration Statement, File No. 333-17663, on April 30, 1999.

        3                       Inapplicable.

        4                       Inapplicable.


        6                       Consent of Independent Public Accountants previously filed with ths Registration Statement
                                File No. 333-17663 on May 1, 2000

        7(a)                    Powers-of-Attorney previously filed with ths Registration Statement File No. 333-17663 on
                                May 1, 2000


                                      II-4

        8                       Description of Equitable's Issuance,
                                Transfer and Redemption Procedures for Flexible
                                Premium Policies pursuant to Rule 6e-3(T)(b)(12)(iii)
                                under the Investment Company Act of 1940, previously
                                filed with this Registration Statement File No. 333-17663
                                on December 11, 1996.

        9(a)                    Illustration of Policy Benefits - Incentive Life, previously filed with this Registration
                                Statement, File No. 333-17663, on April 30, 1999.

        9(b)                    Illustration of Policy Benefits - Incentive Life Plus, previously filed with this Registration
                                Statement, File No. 333-17663, on April 30, 1999.


                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the Registration Statement pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 11th day of May, 2000.

                                     SEPARATE ACCOUNT FP OF THE EQUITABLE
                                     LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                     (REGISTRANT)

 [SEAL]                              By:   THE EQUITABLE LIFE
                                           ASSURANCE SOCIETY OF
                                           THE UNITED STATES,
                                           (DEPOSITOR)



                                     By:   /s/ Mildred M. Oliver
                                           ------------------------------
                                              (Mildred M. Oliver)
                                               Vice President



Attest:  /s/ Linda Galasso
        ------------------------
            (Linda Galasso)
             Assistant Secretary
             May 11, 2000

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 11th day of May, 2000.

                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES
                                            (DEPOSITOR)


                                            By:  /s/  Mildred M. Oliver
                                                --------------------------------
                                                     (Mildred M. Oliver)
                                                      Vice President


      Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Edward D. Miller                   Chairman of the Board and
                                    Chief Executive Officer

*Michael Hegarty                    President and Chief Operating Officer

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                   Vice Chairman of the Board
                                    and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

 *Alvin H. Fenichel                 Senior Vice President and Controller




*DIRECTORS:



Francoise Colloc'h      Donald J. Greene               George T. Lowy
Henri de Castries       John T. Hartley                Edward D. Miller
Joseph L. Dionne        John H.F. Haskell, Jr.         Didier Pineau-Valencienne
Denis Duverne           Michael Hegarty                George J. Sella, Jr.
Jean-Rene Fourtou       Mary R. (Nina) Henderson       Peter J. Tobin
Norman C. Francis       W. Edwin Jarmain               Stanley B. Tulin
                                                       Dave H. Williams



*By:  /s/ Mildred M. Oliver
     -----------------------
         (Mildred M. Oliver)
          Attorney-in-Fact
          May 11, 2000

                                  EXHIBIT INDEX


EXHIBIT NO.                                                       TAG VALUE
-----------                                                       ---------


2(a)(vii)       Opinion and Consent of Counsel                   EX-99.2avii